Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 90.4%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	8,042,218	$571,319,167
Total Investment Companies — 90.4%
(Cost: $566,665,450)		571,319,167

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	2,505,559	2,507,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	620,000	620,000
		3,127,062
Total Short-Term Investments — 0.5%
(Cost: $3,127,062)		3,127,062
Total Investments in Securities — 90.9%
(Cost: $569,792,512)		574,446,229
Other Assets, Less Liabilities — 9.1%		57,372,431
Net Assets — 100.0%		$631,818,660

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,756,597	$752,300	(a)	$—		$(2,010)	$175	$2,507,062	2,505,559	$4,495	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,950,000	—		(4,330,000	)(a)	—	—	620,000	620,000	1,457		—
iShares 10+ Year Investment Grade Corporate Bond ETF	504,973,068	78,629,473		(23,680,085)		16,304	11,380,407	571,319,167	8,042,218	4,026,227		—
						$14,294	$11,380,582	$574,446,229		$4,032,179		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
0.22%	Semi-annual	0.20%	Quarterly	N/A	09/21/21	$(85,100)	$(24,051)	$(1,092)	$(22,959)
0.23	Semi-annual	0.20	Quarterly	N/A	10/17/22	(12,900)	(11,009)	141	(11,150)
0.23	Semi-annual	0.20	Quarterly	N/A	10/19/22	(68,100)	(60,722)	1,669	(62,391)
0.32	Semi-annual	0.20	Quarterly	N/A	09/16/25	(10,600)	82,267	21,430	60,837
0.40	Semi-annual	0.20	Quarterly	N/A	10/20/25	(26,000)	131,308	381	130,926
0.48	Semi-annual	0.20	Quarterly	N/A	09/15/27	(10,075)	204,737	134,496	70,241

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
January 31, 2021

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
0.68%	Semi-annual	0.20%	Quarterly	N/A	09/23/30	$(26,665)	$1,086,367	$181,643	$904,724
0.78	Semi-annual	0.20	Quarterly	N/A	10/21/30	(85,000)	2,752,966	1,515	2,751,451
1.01	Semi-annual	0.22	Quarterly	N/A	10/19/35	(41,800)	2,361,653	631,968	1,729,685
1.00	Semi-annual	0.22	Quarterly	N/A	10/19/35	(11,650)	664,643	128,301	536,342
1.32	Semi-annual	0.20	Quarterly	N/A	01/08/36	(14,200)	205,618	139,502	66,116
1.01	Semi-annual	0.20	Quarterly	N/A	09/17/40	(33,327)	3,170,949	1,225,840	1,945,109
1.11	Semi-annual	0.20	Quarterly	N/A	10/19/40	(62,000)	4,812,610	1,339	4,811,271
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(991)	153,022	40,825	112,197
1.05	Semi-annual	0.20	Quarterly	N/A	09/15/45	(37,000)	4,385,622	959,454	3,426,168
1.04	Semi-annual	0.20	Quarterly	N/A	09/18/45	(2,000)	239,297	46	239,251
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(62,000)	5,891,293	1,464	5,889,830
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(58,300)	5,495,933	1,376	5,494,557
0.87	Semi-annual	0.20	Quarterly	N/A	03/30/50	(4,669)	858,343	600,873	257,470
1.18	Semi-annual	0.20	Quarterly	N/A	10/19/50	(56,300)	6,179,531	2,224,213	3,955,318
							$38,580,377	$6,295,384	$32,284,993

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$571,319,167	$—	$—	$571,319,167
Money Market Funds	3,127,062	—	—	3,127,062
	$574,446,229	$—	$—	$574,446,229
Derivative financial instruments(a)
Assets
Swaps	$—	$32,381,493	$—	$32,381,493
Liabilities
Swaps	—	(96,500)	—	(96,500)
	$—	$32,284,993	$—	$32,284,993

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2